As filed with the Securities and Exchange Commission on February 14, 2014

File Nos. 333-29337, 811-08257

U.S.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

(Check appropriate box or boxes)

GE INSTITUTIONAL FUNDS

1600 Summer Street

Stamford, Connecticut 06905

(203) 326-4040

(Registrant’s Exact Name, Address and Telephone Number)

Copy to:

Joon Won Choe, Esq. Senior Vice President, Deputy General Counsel & Secretary GE Asset Management Incorporated 1600 Summer Street Stamford, Connecticut 06905	David Hearth, Esq. Paul Hastings LLP 55 Second Street, 24th Floor San Francisco, California 94105
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 37 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 36 on Form N-1A filed January 28, 2014. This PEA No. 37 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 36 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 14th day of February, 2014.

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael J. Cosgrove	Trustee, President and Chairman of the Board (Chief Executive Officer)	02/14/14
Michael J. Cosgrove

/s/ John R. Costantino	Trustee	02/14/14
John R. Costantino*

/s/ R. Sheldon Johnson	Trustee	02/14/14
R. Sheldon Johnson*

/s/ Donna M. Rapaccioli	Trustee	02/14/14
Donna M. Rapaccioli*

/s/ Matthew J. Simpson	Trustee	02/14/14
Matthew J. Simpson

/s/ Arthur A. Jensen	Treasurer	02/14/14
Arthur A. Jensen	(Principal Financial Officer)

* Signature affixed by Joon Won Choe pursuant to a power of attorney dated January 10, 2012.

/s/ Joon Won Choe	(Secretary)	02/14/14
Joon Won Choe

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase